T. ROWE PRICE Global Multi-Sector Bond Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 6.1%
Car Loan 1.0%
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D
3.82%, 3/18/24  1,265 1,304
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  1,980 2,004
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class C
4.83%, 11/20/22 (1) 2,063 2,072
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1) 990 1,001
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26 (1) 5,000 5,020
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class C
1.87%, 9/15/27  2,500 2,518
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class D
2.14%, 12/15/26 (1) 2,010 2,047
Santander Drive Auto Receivables Trust
Series 2020-4, Class D
1.48%, 1/15/27  1,360 1,380
17,346
Other Asset-Backed Securities 4.0%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 1,578 1,604
Ares LVIII
Series 2020-58A, Class A, CLO, FRN
3M USD LIBOR + 1.22%, 1.346%, 1/15/33 (1) 1,480 1,481
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%, 7/20/28 (1) 1,170 1,170
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 1.684%, 1/20/32 (1) 5,885 5,869
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.626%, 4/15/29 (1) 6,995 6,941
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.406%, 2/12/30 (1) 2,120 2,128

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 3,560 3,772
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,891 1,995
FOCUS Brands Funding
Series 2018-1, Class A2
5.184%, 10/30/48 (1) 2,203 2,300
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.284%, 10/20/28 (1) 1,253 1,254
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,224 1,305
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 112 114
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 1,082 1,185
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 2.072%, 5/6/30 (1) 7,190 7,162
Invesco
Series 2021-2A, Class D, CLO, FRN
3M USD LIBOR + 2.90%, 2.98%, 7/15/34  2,505 2,496
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.456%, 10/15/32 (1) 2,385 2,390
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.425%, 10/25/32 (1) 2,205 2,206
Magnetite XXV
Series 2020-25A, Class C, CLO, FRN
3M USD LIBOR + 2.10%, 2.225%, 1/25/32 (1) 1,410 1,412
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 59 60
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 71 72
MVW Owner Trust
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 785 831
OCP
Series 2020-19A, Class ER, CLO, FRN
3M USD LIBOR + 6.50%, 10/20/34 (1)(2) 4,260 4,260

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OCP
Series 2021-21A, Class D, CLO, FRN
3M USD LIBOR + 2.95%, 3.079%, 7/20/34 (1) 2,275 2,269
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 1.934%, 10/17/29 (1) 1,670 1,670
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 2.476%, 1/16/32 (1) 3,190 3,199
Taconic Park
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.90%, 2.034%, 1/20/29 (1) 3,460 3,460
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 7,965 8,200
70,805
Student Loan 1.1%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 805 821
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 2,375
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 5,390 5,516
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 2,097
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 6,090 6,331
Navient Private Education Refi Loan Trust
Series 2021-A, Class B
2.24%, 5/15/69 (1) 1,955 1,974
19,114
Total Asset-Backed Securities
(Cost $105,738) 107,265
BANK LOANS 6.3% (3)
FINANCIAL INSTITUTIONS 0.3%
Insurance 0.3%
Asurion, FRN
1M USD LIBOR + 5.25%, 1/20/29 (2) 3,350 3,331

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Asurion, FRN
1M USD LIBOR + 5.25%, 5.335%, 1/31/28  1,293 1,286
Total Financial Institutions 4,617
INDUSTRIAL 6.0%
Capital Goods 0.8%
Engineered Machinery Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 5/19/28  1,565 1,557
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.00%, 6.75%, 5/21/29 (2) 820 823
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.50%, 7.25%, 5/21/29  430 433
Madison IAQ, FRN
1M USD LIBOR + 3.25%, 3.75%, 6/21/28  270 268
Pro Mach Group, FRN
1M USD LIBOR + 4.00%, 8/13/28 (2) 395 395
Pro Mach Group, FRN
1M USD LIBOR + 4.00%, 8/31/28 (2) 2,430 2,432
Summit Materials, FRN
3M USD LIBOR + 2.00%, 2.085%, 11/21/24  4,886 4,867
TK Elevator U.S. Newco, FRN
1M USD LIBOR + 3.50%, 7/30/27 (2) 3,455 3,450
14,225
Communications 1.2%
Altice France, FRN
3M USD LIBOR + 4.00%, 4.125%, 8/14/26  3,038 3,026
CCI Buyer, FRN
1M USD LIBOR + 4.00%, 4.75%, 12/17/27  1,960 1,964
Charter Communications Operating, FRN
1M USD LIBOR + 1.75%, 1.84%, 2/1/27  4,888 4,835
Intelsat Jackson Holdings, FRN
1M USD LIBOR + 5.50%, 6.50%, 7/13/22  135 135
Level 3 Financing, FRN
1M USD LIBOR + 1.75%, 1.835%, 3/1/27  3,373 3,323
Nexstar Media, FRN
1M USD LIBOR + 2.75%, 9/18/26 (2) 4,350 4,326
Playtika Holding, FRN
1M USD LIBOR + 2.75%, 2.835%, 3/13/28  4,330 4,312
21,921
Consumer Cyclical 1.1%
KFC Holding, FRN
1M USD LIBOR + 1.75%, 1.839%, 3/15/28  4,125 4,117
SeaWorld Parks & Entertainment, FRN
1M USD PRIME + 0.00%, 8/25/28 (2) 2,135 2,115
Shutterfly, FRN
1M USD LIBOR + 5.00%, 9/25/26 (2) 4,260 4,247

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 8.25%, 2/4/28  455 454
UFC Holdings, FRN
1M USD LIBOR + 2.75%, 3.50%, 4/29/26  4,330 4,301
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/21/27  2,284 2,284
Woof Holdings, FRN
1M USD LIBOR + 7.25%, 8.00%, 12/21/28  1,530 1,541
19,059
Consumer Non-Cyclical 1.7%
ADMI, FRN
1M USD LIBOR + 3.13%, 3.625%, 12/23/27  2,808 2,766
ADMI, FRN
1M USD LIBOR + 3.50%, 12/23/27 (2) 320 319
Bellring Brands, FRN
1M USD LIBOR + 4.00%, 4.75%, 10/21/24  2,161 2,167
Cano Health, FRN
1M USD LIBOR + 4.50%, 5.25%, 11/23/27  839 837
City Brewing, FRN
1M USD LIBOR + 3.50%, 4.25%, 4/5/28  4,330 4,319
CPI Holdco, FRN
1M USD LIBOR + 3.75%, 3.835%, 11/4/26 (2) 6,103 6,090
Diamond BC, FRN
3M USD LIBOR + 3.00%, 3.085%, 9/6/24  4,345 4,316
Gainwell Acquisition, FRN
1M USD LIBOR + 4.00%, 4.75%, 10/1/27  1,766 1,770
Option Care Health, FRN
1M USD LIBOR + 3.75%, 3.835%, 8/6/26 (2) 4,083 4,074
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 4.25%, 2/14/25  1,740 1,737
Phoenix Newco, FRN
1M USD LIBOR + 3.50%, 8/11/28 (2) 1,895 1,894
WR Grace Holdings, FRN
1M USD LIBOR + 3.75%, 8/12/28 (2) 725 726
31,015
Technology 0.9%
athenahealth, FRN
1M USD LIBOR + 4.25%, 4.377%, 2/11/26  504 505
Azalea Topco, FRN
1M USD LIBOR + 3.75%, 4.50%, 7/24/26  1,147 1,147
CoreLogic, FRN
1M USD LIBOR + 3.50%, 4.00%, 6/2/28  4,330 4,310
CoreLogic, FRN
3M USD LIBOR + 6.50%, 7.00%, 6/4/29  1,385 1,402
Peraton, FRN
1M USD LIBOR + 3.75%, 4.50%, 2/1/28  1,122 1,122

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Peraton, FRN
1M USD LIBOR + 7.75%, 8.50%, 2/1/29  520 520
RealPage, FRN
3M USD LIBOR + 6.50%, 7.25%, 4/23/29  690 703
UKG, FRN
1M USD LIBOR + 3.25%, 4.00%, 5/4/26  1,725 1,725
UKG, FRN
1M USD LIBOR + 6.75%, 7.50%, 5/3/27 (2) 2,615 2,652
Waystar Technologies, FRN
1M USD LIBOR + 4.00%, 4.085%, 10/22/26 (2) 1,375 1,371
15,457
Transportation 0.3%
AAdvantage Loyalty IP, FRN
1M USD LIBOR + 4.75%, 4/20/28 (2) 2,500 2,573
Air Canada, FRN
1M USD LIBOR + 3.50%, 4.25%, 8/11/28 (2) 2,290 2,286
4,859
Total Industrial 106,536
Total Bank Loans
(Cost $111,117) 111,153
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming (GBP) (4)(5) 1 —
Mriya Farming, Recovery Certificates (EUR) (4)(5) 128 2
Total Industrial 2
Total Common Stocks
(Cost $–) 2
CONVERTIBLE BONDS 0.3%
INDUSTRIAL 0.3%
Consumer Cyclical 0.2%
MercadoLibre, 2.00%, 8/15/28  720 3,035
3,035

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45 (6) 2,615 2,219
2,219
Total Industrial 5,254
Total Convertible Bonds
(Cost $3,175) 5,254
CONVERTIBLE PREFERRED STOCKS 0.3%
INDUSTRIAL 0.3%
Communications 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) 1 1,106
1,106
Energy 0.2%
Targa Resources, Series A, 9.50%, Acquisition Date: 11/27/19 -
3/12/20, Cost $3,102 (7)(8) 3 3,376
3,376
Total Industrial 4,482
Total Convertible Preferred Stocks
(Cost $4,140) 4,482
CORPORATE BONDS 25.5%
FINANCIAL INSTITUTIONS 6.7%
Banking 4.1%
Akbank, 5.125%, 3/31/25 (6) 4,075 4,145
Arion Banki, 1.00%, 3/20/23 (EUR)  2,949 3,539
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (EUR) (6)(9) 2,800 3,414
Banco de Bogota, 4.375%, 8/3/27  4,725 4,942
Banco de Bogota, 4.375%, 8/3/27 (1) 1,000 1,046
Bancolombia, VR, 4.625%, 12/18/29 (9) 7,750 7,868
Bangkok Bank, VR, 3.733%, 9/25/34 (9) 4,120 4,268
Bank of America, VR, 2.299%, 7/21/32 (9) 4,225 4,249
Bank of America, VR, 2.687%, 4/22/32 (9) 3,895 4,055
BBVA Bancomer, VR, 5.875%, 9/13/34 (6)(9) 7,100 7,832
BNP Paribas, VR, 1.323%, 1/13/27 (1)(9) 2,830 2,793
Credit Agricole, 3.25%, 10/4/24 (1) 2,225 2,374
HSBC Holdings, 4.95%, 3/31/30  1,550 1,871
Jerrold Finco, 5.25%, 1/15/27 (GBP)  1,710 2,453
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 2,875 3,035
Morgan Stanley, VR, 1.593%, 5/4/27 (9) 1,785 1,803
Morgan Stanley, VR, 3.217%, 4/22/42 (9) 1,120 1,200

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Standard Chartered, VR, 2.819%, 1/30/26 (1)(9) 7,205 7,530
Wells Fargo, VR, 5.013%, 4/4/51 (9) 2,430 3,386
71,803
Brokerage Assetmanagers Exchanges 0.2%
LSEGA Financing, 2.50%, 4/6/31 (1) 3,565 3,667
3,667
Finance Companies 0.4%
AerCap Ireland Capital, 4.50%, 9/15/23  4,065 4,333
Navient, 6.75%, 6/15/26  2,440 2,748
7,081
Financial Other 0.9%
ADLER Group, 1.50%, 7/26/24 (EUR) (6) 4,200 4,846
Iqera Group, 4.25%, 9/30/24 (EUR)  1,515 1,789
Kaisa Group Holdings, 11.25%, 4/9/22  5,000 5,022
LeasePlan, VR, 7.375% (EUR) (7)(9) 2,590 3,429
15,086
Insurance 0.6%
Allianz, VR, 3.375% (EUR) (7)(9) 2,300 2,957
AmWINS Group, 4.875%, 6/30/29 (1) 235 239
Centene, 2.625%, 8/1/31  6,085 6,161
Enact Holdings, 6.50%, 8/15/25 (1) 1,260 1,365
MGIC Investment, 5.25%, 8/15/28  515 551
11,273
Real Estate Investment Trusts 0.5%
Brixmor Operating Partnership, 4.125%, 6/15/26  3,200 3,572
Times China Holdings, 6.75%, 7/16/23  4,275 4,344
7,916
Total Financial Institutions 116,826
INDUSTRIAL 16.8%
Basic Industry 2.0%
ABJA Investment, 5.95%, 7/31/24  7,450 8,139
Alcoa Nederland Holding, 5.50%, 12/15/27 (1) 1,565 1,686
Arconic, 6.125%, 2/15/28 (1) 2,660 2,833
Ashland Services, 2.00%, 1/30/28 (EUR)  1,955 2,359
Ashland Services, 2.00%, 1/30/28 (EUR) (1) 480 579
Braskem Netherlands Finance, 4.50%, 1/31/30  8,100 8,688
Gran Colombia Gold, 6.875%, 8/9/26 (1) 2,655 2,659
Methanex, 5.25%, 12/15/29  1,005 1,094
Nexa Resources, 6.50%, 1/18/28 (6) 3,875 4,313
Westlake Chemical, 1.625%, 7/17/29 (EUR)  3,000 3,757
36,107
Capital Goods 0.5%
Cemex, 5.45%, 11/19/29  3,900 4,282
Madison IAQ, 4.125%, 6/30/28 (1) 1,150 1,156

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
TK Elevator Midco, 4.375%, 7/15/27 (EUR) (1) 740 917
TransDigm, 8.00%, 12/15/25 (1) 1,270 1,357
Trivium Packaging Finance, 3.75%, 8/15/26 (EUR) (1) 270 325
8,037
Communications 5.2%
Altice Financing, 5.00%, 1/15/28 (1) 2,580 2,574
Altice Financing, 5.75%, 8/15/29 (1) 2,715 2,776
Altice France, 3.375%, 1/15/28 (EUR) (1) 885 1,013
Altice France, 3.375%, 1/15/28 (EUR)  640 733
Altice France, 5.875%, 2/1/27 (EUR)  1,700 2,112
Altice France Holding, 4.00%, 2/15/28 (EUR) (1) 1,505 1,698
AT&T, 3.55%, 9/15/55 (1) 1,755 1,800
Audacy Capital, 6.75%, 3/31/29 (1) 2,295 2,312
C&W Senior Financing, 6.875%, 9/15/27 (1) 4,015 4,273
CCO Holdings, 4.75%, 3/1/30 (1) 2,190 2,311
CCO Holdings, 5.375%, 6/1/29 (1) 480 524
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (1) 2,105 2,158
CSC Holdings, 6.50%, 2/1/29 (1) 2,315 2,555
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  800 819
Globo Comunicacao e Participacoes, 5.125%, 3/31/27  3,200 3,313
HTA Group, 7.00%, 12/18/25  2,150 2,281
HTA Group, 7.00%, 12/18/25 (1) 1,760 1,867
iHeartCommunications, 5.25%, 8/15/27 (1) 3,180 3,307
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1) 920 1,093
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 2,740 2,850
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 3,690 3,932
Netflix, 4.625%, 5/15/29 (EUR)  2,250 3,340
PLT VII Finance, 4.625%, 1/5/26 (EUR) (1) 565 694
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,585 3,741
Sprint Capital, 6.875%, 11/15/28  1,220 1,591
Sprint Capital, 8.75%, 3/15/32  1,520 2,329
T-Mobile USA, 3.50%, 4/15/31  2,890 3,067
Tower Bersama Infrastructure, 2.75%, 1/20/26  6,800 6,886
Townsquare Media, 6.875%, 2/1/26 (1) 1,955 2,072
Univision Communications, 6.625%, 6/1/27 (1) 5,275 5,697
Verizon Communications, 2.55%, 3/21/31  2,735 2,813
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (1) 950 975
VTR Comunicaciones, 4.375%, 4/15/29 (1) 7,800 7,882
Ziggo, 2.875%, 1/15/30 (EUR)  3,355 3,986
91,374
Consumer Cyclical 3.4%
Bath & Body Works, 7.50%, 6/15/29  2,045 2,375
Carnival, 10.50%, 2/1/26 (1) 1,530 1,765
CIFI Holdings Group, 6.45%, 11/7/24 (6) 3,400 3,583
Clarios Global, 4.375%, 5/15/26 (EUR)  3,995 4,882

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Country Garden Holdings, 4.80%, 8/6/30  6,100 6,430
Country Garden Holdings, 5.625%, 1/14/30 (6) 700 761
Dave & Buster's, 7.625%, 11/1/25 (1) 1,380 1,463
Jaguar Land Rover Automotive, 5.875%, 1/15/28 (1) 2,505 2,574
Marriott International, Series EE, 5.75%, 5/1/25  2,900 3,331
Marriott International, Series FF, 4.625%, 6/15/30  2,660 3,054
Metalsa, 3.75%, 5/4/31 (1) 7,800 7,655
PetSmart, 4.75%, 2/15/28 (1) 750 780
Royal Caribbean Cruises, 5.25%, 11/15/22  680 695
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 1,595 1,617
Royal Caribbean Cruises, 11.50%, 6/1/25 (1) 957 1,098
Shimao Group Holdings, 3.45%, 1/11/31 (6) 3,181 2,990
Shimao Group Holdings, 5.60%, 7/15/26 (6) 4,000 4,180
Tenneco, 7.875%, 1/15/29 (1) 2,000 2,252
Vivo Energy Investments, 5.125%, 9/24/27 (1) 4,095 4,351
Yanlord Land HK, 6.80%, 2/27/24  4,250 4,458
60,294
Consumer Non-Cyclical 2.4%
AbbVie, 4.25%, 11/21/49  3,580 4,350
Albertsons, 5.75%, 3/15/25  266 271
Albertsons, 5.875%, 2/15/28 (1) 775 831
Albertsons, 7.50%, 3/15/26 (1) 1,885 2,050
Astrazeneca Finance, 1.75%, 5/28/28  2,320 2,351
Astrazeneca Finance, 2.25%, 5/28/31  380 392
Bausch Health, 9.00%, 12/15/25 (1) 715 760
Bausch Health Americas, 8.50%, 1/31/27 (1) 875 941
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  1,255 1,479
BRF, 4.875%, 1/24/30  5,400 5,587
Chobani, 4.625%, 11/15/28 (1) 1,785 1,845
CVS Health, 3.00%, 8/15/26  400 431
CVS Health, 3.75%, 4/1/30  1,215 1,369
CVS Health, 5.05%, 3/25/48  2,185 2,894
Kernel Holding, 6.50%, 10/17/24  3,525 3,770
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 2,165 2,279
Perrigo Finance Unlimited, 3.15%, 6/15/30  4,585 4,730
Surgery Center Holdings, 10.00%, 4/15/27 (1)(6) 1,160 1,258
Tenet Healthcare, 7.50%, 4/1/25 (1) 1,395 1,493
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  1,690 1,767
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  1,400 1,526
42,374
Energy 1.6%
Cheniere Energy, 4.625%, 10/15/28  3,965 4,183
Continental Resources, 4.375%, 1/15/28  575 643
Continental Resources, 5.75%, 1/15/31 (1) 820 999
Leviathan Bond, 6.125%, 6/30/25 (1) 4,025 4,382

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Lundin Energy Finance, 2.00%, 7/15/26 (1) 2,925 2,949
NGL Energy Operating, 7.50%, 2/1/26 (1) 2,605 2,638
Occidental Petroleum, 6.625%, 9/1/30  3,070 3,814
Occidental Petroleum, 8.875%, 7/15/30  1,410 1,928
Range Resources, 9.25%, 2/1/26  2,115 2,316
Targa Resources Partners, 6.875%, 1/15/29  2,515 2,817
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 555 571
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 665 698
27,938
Industrial Other 0.6%
Dar Al-Arkan Sukuk, 6.875%, 3/21/23  4,282 4,448
Hillenbrand, 3.75%, 3/1/31  1,645 1,657
Howard Hughes, 4.125%, 2/1/29 (1) 2,150 2,169
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,665
9,939
Transportation 1.1%
Adani Ports & Special Economic Zone, 4.375%, 7/3/29  3,950 4,216
Air Canada, 4.625%, 8/15/29 (CAD) (1) 735 585
American Airlines, 5.50%, 4/20/26 (1) 2,865 3,015
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  5,340 6,642
United Airlines, 4.375%, 4/15/26 (1) 785 814
United Airlines, 4.625%, 4/15/29 (1) 515 534
United Airlines PTT, Series 2018-1, Class AA, 3.50%, 3/1/30  2,457 2,563
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  1,567 1,564
19,933
Total Industrial 295,996
UTILITY 2.0%
Electric 1.3%
AES Andes, VR, 7.125%, 3/26/79 (1)(9) 6,325 6,776
Edison International, 3.125%, 11/15/22  475 486
Edison International, 3.55%, 11/15/24  2,270 2,407
Edison International, 4.95%, 4/15/25  160 177
Minejesa Capital, 5.625%, 8/10/37  3,850 4,181
Pacific Gas & Electric, 2.10%, 8/1/27  1,675 1,621
Pacific Gas & Electric, 4.55%, 7/1/30  502 534
Pacific Gas & Electric, 4.95%, 7/1/50  2,395 2,535
Southern California Edison, Series 20A, 2.95%, 2/1/51  1,985 1,824
Vistra Operations, 4.375%, 5/1/29 (1) 2,690 2,730
23,271
Utility Other 0.7%
Acwa Power Management & Investments One, 5.95%, 12/15/39  5,294 6,346

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Manila Water, 4.375%, 7/30/30  4,800 5,143
11,489
Total Utility 34,760
Total Corporate Bonds
(Cost $429,717) 447,582
EXCHANGE-TRADED FUNDS 4.9%
Exchange-Traded Funds 4.9%
Invesco Senior Loan ETF  3,860 85,460
Total Exchange-Traded Funds
(Cost $85,392) 85,460
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 32.8%
Government Sponsored 0.1%
Equate Petrochemical, 2.625%, 4/28/28 (1) 2,470 2,518
2,518
Owned No Guarantee 5.8%
1MDB Global Investments, 4.40%, 3/9/23  10,500 10,628
China Development Bank, 3.30%, 3/3/26 (CNY)  30,000 4,710
China Development Bank, 3.43%, 1/14/27 (CNY)  140,000 22,039
China Development Bank, 3.50%, 8/13/26 (CNY)  50,000 7,900
China Development Bank, 3.65%, 5/21/29 (CNY)  40,000 6,349
China Development Bank, 3.70%, 10/20/30 (CNY)  20,000 3,199
Export-Import Bank of Thailand, 1.457%, 10/15/25  2,376 2,392
GTLK Europe Capital, 4.65%, 3/10/27  3,900 4,131
Lamar Funding, 3.958%, 5/7/25  3,335 3,346
Landsbankinn, 1.00%, 5/30/23 (EUR)  3,450 4,150
Mexico City Airport Trust, 5.50%, 7/31/47  4,400 4,582
NBN, 2.625%, 5/5/31 (1) 4,724 4,879
NTPC, 7.25%, 5/3/22 (INR)  50,000 694
OmGrid Funding, 5.196%, 5/16/27  1,865 1,939
Orsted, 2.125%, 5/17/27 (GBP)  2,675 3,889
Oryx Funding, 5.80%, 2/3/31 (1) 1,090 1,156
Petroleos de Venezuela, 6.00%, 5/16/24 (5)(10) 770 36
Petroleos de Venezuela, 9.00%, 11/17/21 (5)(10) 510 24
Petroleos de Venezuela, 12.75%, 2/17/22 (5)(10) 15 1
Petroleos Mexicanos, 6.50%, 3/13/27  3,455 3,657
Petroleos Mexicanos, 6.84%, 1/23/30  3,450 3,596
Qatar Petroleum, 3.125%, 7/12/41 (1) 8,930 9,213
102,510

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sovereign 3.7%
Arab Republic of Egypt, 5.875%, 2/16/31 (1)(6) 1,836 1,818
Dominican Republic, 4.50%, 1/30/30  1,500 1,564
Dominican Republic, 5.30%, 1/21/41 (1) 6,795 6,948
Dominican Republic, 5.30%, 1/21/41  4,500 4,601
Government of Bermuda, 3.717%, 1/25/27  1,870 2,055
Government of Bermuda, 4.75%, 2/15/29 (1) 3,905 4,594
Republic of Albania, 3.50%, 10/9/25 (EUR)  1,500 1,901
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 1,490 1,888
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 2,088
Republic of Croatia, 1.125%, 6/19/29 (EUR)  2,115 2,616
Republic of Croatia, 1.125%, 3/4/33 (EUR) (6) 2,262 2,742
Republic of Guatemala, 5.375%, 4/24/32 (1) 1,805 2,091
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 1,285 1,552
Republic of Romania, 1.375%, 12/2/29 (EUR) (1) 295 349
Republic of Romania, 2.00%, 1/28/32 (EUR)  4,440 5,302
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 1,045 1,248
Republic of Romania, 2.124%, 7/16/31 (EUR)  5,667 6,897
Republic of Romania, 2.875%, 3/11/29 (EUR)  696 913
Republic of Romania, 3.624%, 5/26/30 (EUR)  5,390 7,377
Republic of Senegal, 4.75%, 3/13/28 (EUR)  1,075 1,351
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 1,350 1,623
Republic of Serbia, 2.125%, 12/1/30 (1) 941 911
Republic of Venezuela, 6.00%, 12/9/20 (5)(10) 205 22
Republic of Venezuela, 7.75%, 10/13/19 (5)(10) 400 42
State of Qatar, 3.75%, 4/16/30  2,470 2,819
65,312
Supranational 0.5%
European Bank for Reconstruction & Development, 6.25%, 7/25/22
(IDR)  123,500,000 8,785
8,785
Treasuries 22.7%
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (CLP) (1) 26,655,000 34,530
Bonos de la Tesoreria de la Republica, 5.00%, 10/1/28 (CLP) (1) 3,015,000 4,004
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25 (BRL)  41,396 8,112
Commonwealth of Australia, 3.00%, 3/21/47 (AUD)  15,844 13,832
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30 (EUR)  20,942 30,506
Government of Canada Real Return Bond, Inflation-Indexed, 4.00%,
12/1/31 (CAD)  8,162 9,588
Government of Japan, Inflation-Indexed, 0.005%, 3/10/31 (JPY)  552,759 5,109
Government of Japan, Inflation-Indexed, 0.20%, 3/10/30 (JPY)  469,990 4,477
Government of Malaysia, 3.844%, 4/15/33 (MYR)  9,800 2,412
Government of Malaysia, 4.065%, 6/15/50 (MYR)  57,120 13,454
Government of Malaysia, 4.642%, 11/7/33 (MYR)  16,903 4,444
Government of Singapore, 2.875%, 7/1/29 (SGD)  5,820 4,858

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hellenic Republic, 0.75%, 6/18/31 (EUR) (1)(6) 4,285 5,060
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%, 5/15/26
(EUR)  8,168 10,509
Kingdom of Thailand, 1.60%, 12/17/29 (THB)  33,850 1,067
People's Republic of China, 2.85%, 6/4/27 (CNY)  40,000 6,195
People's Republic of China, 3.01%, 5/13/28 (CNY)  29,000 4,528
People's Republic of China, 3.02%, 10/22/25 (CNY)  10,000 1,568
People's Republic of China, 3.12%, 12/5/26 (CNY)  260,000 40,954
People's Republic of China, 3.13%, 11/21/29 (CNY)  50,000 7,828
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,695
People's Republic of Zambia, 11.00%, 1/25/26 (ZMW)  61,000 2,590
People's Republic of Zambia, 12.00%, 6/17/26 (ZMW)  61,000 2,643
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 149
Republic of Cyprus, 2.375%, 9/25/28 (EUR)  11,093 15,289
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 1,366
Republic of Cyprus, 2.75%, 5/3/49 (EUR)  3,228 5,250
Republic of Czech, 2.40%, 9/17/25 (CZK)  117,510 5,601
Republic of Egypt, 9/14/21 (EGP)  132,750 8,435
Republic of Egypt, 10/12/21 (EGP)  67,150 4,235
Republic of Egypt, 10/26/21 (EGP)  72,125 4,527
Republic of Indonesia, 9.00%, 3/15/29 (IDR)  57,493,000 4,763
Republic of Serbia, 4.50%, 8/20/32 (RSD)  1,590,420 17,775
Republic of South Africa, 7.00%, 2/28/31 (ZAR)  156,255 9,336
Republic of South Africa, 8.00%, 1/31/30 (ZAR)  71,395 4,698
Republic of South Africa, 8.25%, 3/31/32 (ZAR)  68,803 4,376
Republic of South Africa, 10.50%, 12/21/26 (ZAR)  115,189 9,035
State of Israel, 5.50%, 1/31/42 (ILS)  38,324 19,329
United Kingdom Gilt, 0.625%, 10/22/50 (GBP)  3,610 4,423
United Kingdom Gilt, 4.75%, 12/7/30 (GBP)  24,739 46,675
United Mexican States, 8.50%, 5/31/29 (MXN)  241,905 13,195
398,420
Total Foreign Government Obligations & Municipalities
(Cost $560,705) 577,545
MUNICIPAL SECURITIES 3.6%
Colorado 0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  3,955 4,003
4,003
Florida 0.6%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  8,430 8,407
Florida Dev. Fin., Nova Southeastern Univ., Series B, 2.60%, 4/1/26  2,340 2,408
10,815

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois 0.9%
Illinois, Build America, GO, 7.10%, 7/1/35  3,000 4,025
Illinois, Build America, GO, 7.35%, 7/1/35  7,675 10,006
Metropolitan Pier & Exposition Auth., McCormick Place Expansion
Project, 3.955%, 12/15/26  2,020 2,165
16,196
New York 0.1%
New York City IDA, Yankee Stadium Project, 2.681%, 3/1/33 (11) 1,560 1,624
1,624
Pennsylvania 0.3%
Montgomery County IDA, Retirement Community, Series D, 2.94%,
11/15/27  5,890 5,985
5,985
Puerto Rico 0.5%
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 5.25%,
7/1/37 (5)(12) 1,960 1,847
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 8.00%,
7/1/35 (5)(12) 1,970 1,672
Puerto Rico Commonwealth, Public Improvement, Series C, GO, 6.00%,
7/1/39 (5)(12) 2,250 2,093
Puerto Rico Commonwealth, Public Improvement, Series E, GO, 5.50%,
7/1/31 (5)(12) 1,895 1,767
Puerto Rico Commonwealth, Public Improvement, Unrefunded Balance,
Series A, GO, 5.125%, 7/1/31 (5)(12) 945 887
8,266
Virginia 0.8%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  13,230 14,002
14,002
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,940 3,079
3,079
Total Municipal Securities
(Cost $59,970) 63,970
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.5%
Collateralized Mortgage Obligations 4.1%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM
2.336%, 4/25/66 (1) 1,830 1,813
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 470 474

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 2,815 2,855
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 1,562 1,590
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 2.634%, 12/25/30  1,201 1,220
Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.434%, 1/25/31  1,839 1,860
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, CMO, ARM
3.174%, 4/25/66 (1) 470 468
Ellington Financial Mortgage Trust
Series 2020-1, Class M1, CMO, ARM
5.24%, 5/25/65 (1) 1,280 1,333
FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50 (1) 3,591 3,607
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 242 244
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (1) 2,300 2,325
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 1,095 1,095
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1) 740 752
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.582%, 2/25/47 (1) 3,583 3,664
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 196 200
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 179 181
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 748 751
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A3, CMO, ARM
4.376%, 10/25/48 (1) 1,838 1,861

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 939 941
Starwood Mortgage Residential Trust
Series 2021-3, Class B1, CMO, ARM
3.347%, 6/25/56 (1) 2,300 2,308
Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, CMO, ARM
1M USD LIBOR + 4.65%, 4.734%, 10/25/28  2,818 2,928
Structured Agency Credit Risk Debt Notes
Series 2016-HQA2, Class M3, CMO, ARM
1M USD LIBOR + 5.15%, 5.234%, 11/25/28  3,306 3,426
Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.434%, 2/25/49 (1) 4,699 4,746
Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.134%, 4/25/49 (1) 1,630 1,639
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.134%, 11/25/49 (1) 939 941
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, CMO, ARM
1M USD LIBOR + 3.75%, 3.834%, 8/25/50 (1) 774 782
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, CMO, ARM
SOFR30A + 2.00%, 2.05%, 12/25/50 (1) 1,345 1,355
Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 3.60%, 3.684%, 7/25/50 (1) 1,235 1,248
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 3.15%, 3.234%, 9/25/50 (1) 610 614
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class B1, CMO, ARM
SOFR30A + 3.40%, 3.45%, 8/25/33 (1) 3,585 3,706
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 2.15%, 10/25/33 (1) 1,220 1,245
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M2, CMO, ARM
SOFR30A + 2.25%, 2.30%, 8/25/33 (1) 6,995 7,074
Towd Point Mortgage Trust
Series 2017-1, Class M1, CMO, ARM
3.75%, 10/25/56 (1) 1,035 1,101
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 402 409

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2019-1, Class A1, CMO, ARM
3.716%, 3/25/58 (1) 731 772
Verus Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
5.50%, 3/25/60 (1) 530 562
Verus Securitization Trust
Series 2021-R1, Class M1, CMO
2.338%, 10/25/63 (1) 3,155 3,181
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 1,560 1,624
Vista Point Securitization Trust
Series 2020-2, Class B1, CMO, ARM
4.90%, 4/25/65 (1) 1,920 2,019
ZH Trust
Series 2021-1, Class A, CMO
2.253%, 2/18/27 (1) 3,220 3,220
72,134
Commercial Mortgage-Backed Securities 4.4%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 1.176%, 9/15/34 (1) 995 995
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 2.346%, 4/15/34 (1) 2,940 2,951
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.496%, 4/15/35 (1) 500 498
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 3.85%, 9/15/38 (1) 3,330 3,330
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 2.236%, 10/15/37 (1) 2,945 2,965
Benchmark Mortgage Trust
Series 2018-B1, Class AM, ARM
3.878%, 1/15/51  2,714 3,033
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 1.636%, 10/15/34 (1) 1,830 1,825
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, ARM
1M USD LIBOR + 2.00%, 2.096%, 12/15/36 (1) 2,641 2,644
BX Commercial Mortgage Trust
Series 2020-BXLP, Class G, ARM
1M USD LIBOR + 2.50%, 2.596%, 12/15/36 (1) 1,976 1,975

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 1.316%, 5/15/35 (1) 1,040 1,039
BX Trust
Series 2018-GW, Class D, ARM
1M USD LIBOR + 1.77%, 1.866%, 5/15/35 (1) 3,000 2,996
BX Trust
Series 2021-VIEW, Class F, ARM
1M USD LIBOR + 3.93%, 4.026%, 6/15/23 (1) 2,615 2,615
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (1) 1,055 1,069
CD Mortgage Trust
Series 2016-CD1, Class AM
2.926%, 8/10/49  2,490 2,628
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 3,350 3,430
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class B, ARM
4.461%, 9/15/48  560 606
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72 (1) 6,110 5,757
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.757%, 2/10/47  1,390 1,488
Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.463%, 7/10/50  1,500 1,634
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.712%, 10/10/29 (1) 4,340 4,496
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, ARM
1M USD LIBOR + 2.15%, 2.246%, 5/15/36 (1) 2,555 2,561
Credit Suisse Mortgage Capital Certificates
Series 2020-TMIC, Class A, ARM
1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1) 3,575 3,632
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, ARM
5.086%, 1/15/49  1,065 1,138
DC Office Trust
Series 2019-MTC, Class D, ARM
3.174%, 9/15/45 (1) 1,455 1,473
FREMF Mortgage Trust
Series 2019-K94, Class C, ARM
4.101%, 7/25/52 (1) 2,280 2,477

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.732%, 2.828%, 12/15/36 (1) 1,955 1,920
Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M USD LIBOR + 3.131%, 3.227%, 12/15/36 (1) 6,150 6,035
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.20%, 1.296%, 12/15/34 (1) 2,145 2,145
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.50%, 1.596%, 1/15/33 (1) 2,030 2,035
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, ARM
3.876%, 3/15/50  655 726
Manhattan West Mortgage Trust
Series 2020-1MW, Class D, ARM
2.413%, 9/10/39 (1) 1,185 1,187
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class C, ARM
4.318%, 11/15/52  535 578
VNDO Trust
Series 2016-350P, Class D, ARM
4.033%, 1/10/35 (1) 3,825 3,947
77,828
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $147,440) 149,962
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 13.0%
U.S. Government Agency Obligations 7.8%
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41  208 229
4.50%, 6/1/39 - 5/1/42  36 41
5.00%, 11/1/36 - 8/1/40  45 51
5.50%, 10/1/38  5 5
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  882 144
Federal Home Loan Mortgage, UMBS
2.50%, 6/1/51 - 7/1/51  2,784 2,909
4.50%, 3/1/49 - 5/1/50  928 1,004
5.00%, 12/1/41  596 661
Federal National Mortgage Assn., UMBS
2.50%, 8/1/51  2,477 2,577
3.50%, 11/1/45 - 7/1/50  19,533 20,971
4.00%, 1/1/41 - 12/1/49  2,559 2,775

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
4.50%, 7/1/39 - 1/1/50  4,221 4,636
5.00%, 7/1/33 - 7/1/47  3,291 3,742
5.50%, 4/1/35 - 5/1/44  675 783
6.00%, 4/1/35 - 2/1/39  127 150
6.50%, 9/1/36 - 8/1/37  27 31
UMBS, TBA(13)
2.50%, 9/1/51  70,690 73,418
3.00%, 9/1/51  10,975 11,481
4.00%, 9/1/51  6,105 6,541
4.50%, 9/1/51  5,570 6,024
138,173
U.S. Government Obligations 5.2%
Government National Mortgage Assn.
2.50%, 6/20/51 - 7/20/51  22,892 23,752
3.00%, 10/20/45 - 7/20/51  7,494 7,842
3.50%, 3/20/46 - 2/20/48  9,181 9,820
4.00%, 9/20/40 - 10/20/50  2,827 3,019
4.50%, 3/20/47 - 9/20/47  365 393
5.00%, 3/20/41 - 6/20/49  979 1,062
Government National Mortgage Assn., CMO, IO
4.00%, 2/20/43  47 6
4.50%, 12/20/39  4 —
Government National Mortgage Assn., TBA(13)
2.00%, 10/20/51  5,910 6,022
2.50%, 9/20/51  37,835 39,236
91,152
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $228,521) 229,325
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.0%
U.S. Treasury Obligations 5.0%
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  30,187 32,333
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  17,758 19,764
U.S. Treasury Notes, 1.125%, 2/15/31 (6) 26,575 26,222
U.S. Treasury Notes, 1.625%, 5/15/31  8,477 8,739
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $85,970) 87,058

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 0.05% (14)(15) 36,315 36,315
36,315
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.05%, 12/30/21 (16) 2,473 2,473
2,473
Total Short-Term Investments
(Cost $38,788) 38,788
SECURITIES LENDING COLLATERAL 3.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Short-Term Funds 1.4%
T. Rowe Price Short-Term Fund, 0.07% (14)(15) 2,438 24,376
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 24,376
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 1.8%
Short-Term Funds 1.8%
T. Rowe Price Short-Term Fund, 0.07% (14)(15) 3,149 31,490
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 31,490
Total Securities Lending Collateral
(Cost $55,866) 55,866

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
USD Put/AUD Call, 10/20/21
@ 0.76 (AUD) (5) 1 85,100 133
Total Options Purchased (Cost $383) 133
Total Investments in Securities 111.7%
(Cost $1,916,922) $ 1,963,845
Other Assets Less Liabilities (11.7)% (205,006)
Net Assets 100.0% $ 1,758,839
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$466,338 and represents 26.5% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) All or a portion of this security is on loan at August 31, 2021.
(7) Perpetual security with no stated maturity date.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,376 and represents 0.2% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
(11) Insured by Assured Guaranty Municipal Corporation
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $142,722 and represents 8.1% of net assets.
(14) Seven-day yield
(15) Affiliated Companies
(16) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IDA Industrial Development Authority/Agency
IDR Indonesian Rupiah
ILS Israel Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PLN Polish Zloty
PRIME Prime rate
PTT Pass-Through Trust

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
RSD Serbian Dinar
RUB Russian Ruble
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
TBA To-Be-Announced
THB Thai Baht
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand
ZMW Zambian Kwacha

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
AUD Put/USD Call,
10/20/21 @ 0.72 (USD) 1 34,000 (232)
UBS Investment Bank
USD Put/EUR Call, 9/9/21
@ 1.2517 (EUR) 1 82,600 —
Total Options Written (Premiums $(693)) $ (232)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
**
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/22 3,400 29 (25) 54
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 5,474 93 (151) 244
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 * 4,200 (38) (176) 138
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 2,070 10 (14) 24
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 4,400 75 (152) 227
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,200 54 (12) 66
Barclays Bank, Protection Sold (Relevant
Credit: Markit CDX.NA.HY-S35, 5 Year
Index), Receive 5.00% Quarterly, Pay upon
credit default, 12/20/25 31,880 5,007 3,748 1,259
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25 2,022 34 (87) 121
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 2,905 45 29 16
Goldman Sachs, Protection Sold (Relevant
Credit: Markit CMBX.NA.AAA-S13, 50
Year Index), Receive 0.50% Monthly, Pay
upon credit default, 12/16/72 32,750 86 (1,417) 1,503

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 952 16 (5) 21
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 * 854 14 (30) 44
Total Bilateral Credit Default Swaps, Protection Sold 1,708 3,717
Total Return Swaps 0.0%
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Pay Variable 0.135% (3M USD LIBOR)
Quarterly, 9/20/21 32,080 112 — 112
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Pay Variable 0.135% (3M USD LIBOR)
Quarterly, 9/20/21 2,400 (6) — (6)
Total Bilateral Total Return Swaps — 106
Total Bilateral Swaps 1,708 3,823
Description
Notional
Amount $ Value
Initial
$ Value
**
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BB*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 4,000 55 45 10
Total Centrally Cleared Credit Default Swaps,
Protection Sold 10
Interest Rate Swaps (0.1)%
2 Year Interest Rate Swap, Pay Fixed
0.930% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 8/11/23
(PLN) 22,800 (1) — (1)
2 Year Interest Rate Swap, Pay Fixed
0.934% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/28/23
(PLN) 130,090 (63) — (63)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Pay Fixed
0.940% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/28/23
(PLN) 385,560 (197) — (197)
2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 1.180%
(6M CZK PRIBOR) Semi-Annually, 2/21/22
(CZK) 789,752 607 1 606
2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 1.180%
(6M CZK PRIBOR) Semi-Annually, 2/20/22
(CZK) 657,046 510 — 510
5 Year Interest Rate Swap, Receive Fixed
2.560% Quarterly, Pay Variable 2.220% (7
Day Interbank Repo) Quarterly, 7/28/26
(CNY) 40,400 47 — 47
5 Year Interest Rate Swap, Receive Fixed
2.780% Quarterly, Pay Variable 2.450% (7
Day Interbank Repo) Quarterly, 6/28/26
(CNY) 46,715 132 — 132
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 4.751%
(MXIBTIIE) 28 Days, 5/4/27 (MXN) 53,000 (130) 1 (131)
10 Year Interest Rate Swap, Pay Fixed
1.244% Annually, Receive Variable 0.880%
(6M CZK PRIBOR) Semi-Annually, 1/29/31
(CZK) 50,950 139 — 139
10 Year Interest Rate Swap, Pay Fixed
1.690% Annually, Receive Variable 1.180%
(6M CZK PRIBOR) Semi-Annually, 2/20/30
(CZK) 124,481 105 — 105
10 Year Interest Rate Swap, Pay Fixed
1.693% Annually, Receive Variable 1.180%
(6M CZK PRIBOR) Semi-Annually, 2/21/30
(CZK) 130,032 110 1 109
10 Year Interest Rate Swap, Pay Fixed
1.715% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 9/24/29
(PLN) 23,200 (102) — (102)
10 Year Interest Rate Swap, Pay Fixed
1.748% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 8/11/31
(PLN) 3,750 2 — 2

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) 15,882 (84) 1 (85)
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) 11,118 (60) 1 (61)
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29
(PLN) 9,190 (52) 1 (53)
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/6/29
(PLN) 4,595 (27) — (27)
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29
(PLN) 4,595 (27) — (27)
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/5/29
(PLN) 4,595 (28) 1 (29)
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 0.240%
(6M PLN WIBOR) Semi-Annually, 11/7/29
(PLN) 4,526 (32) — (32)
10 Year Interest Rate Swap, Pay Fixed
1.880% Annually, Receive Variable 0.440%
(6M CZK PRIBOR) Semi-Annually, 5/7/31
(CZK) 23,925 5 — 5
10 Year Interest Rate Swap, Pay Fixed
1.925% Annually, Receive Variable 1.180%
(6M CZK PRIBOR) Semi-Annually, 8/25/31
(CZK) 53,000 15 1 14
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/13/28
(PLN) 13,189 (386) — (386)
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/14/28
(PLN) 9,986 (293) 1 (294)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/12/28
(PLN) 5,024 (148) — (148)
30 Year Interest Rate Swap, Pay Fixed
3.024% Semi-Annually, Receive Variable
0.146% (3M USD LIBOR) Quarterly,
6/26/48 3,920 (1,246) 1 (1,247)
Total Centrally Cleared Interest Rate Swaps (1,214)
Zero-Coupon Inflation Swaps 0.2%
4 Year Zero-Coupon Inflation Swap Pay
Fixed 1.54% at Maturity, Receive Variable
(Change in CPI) at Maturity, 6/22/25 33,200 713 — 713
5 Year Zero-Coupon Inflation Swap Pay
Fixed 1.54% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/7/26 2,695 43 — 43
5 Year Zero-Coupon Inflation Swap Pay
Fixed 1.54% at Maturity, Receive Variable
(Change in CPI) at Maturity, 6/17/26 1,500 31 — 31
5 Year Zero-Coupon Inflation Swap Pay
Fixed 1.55% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/5/26 28,450 1,261 1 1,260
7 Year Zero-Coupon Inflation Swap Pay
Fixed 1.54% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/7/28 31,900 520 — 520
7 Year Zero-Coupon Inflation Swap Pay
Fixed 1.54% at Maturity, Receive Variable
(Change in CPI) at Maturity, 6/25/28 1,500 33 1 32
Total Centrally Cleared Zero-Coupon Inflation Swaps 2,599
Total Centrally Cleared Swaps 1,395
Net payments (receipts) of variation margin to date (1,255)
Variation margin receivable (payable) on centrally cleared swaps $ 140
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $1,000.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 9/10/21 MYR 4,087 USD 988 $ (5)
Bank of America 10/8/21 USD 1,175 IDR 17,306,253 (38)
Bank of America 10/8/21 USD 11,959 KRW 13,650,903 185
Bank of America 10/15/21 USD 35,144 CNH 226,289 221
Barclays Bank 9/10/21 THB 154,496 USD 4,623 170
Barclays Bank 9/10/21 USD 244 THB 7,729 4
Barclays Bank 9/17/21 USD 1,892 ZAR 27,240 21
Barclays Bank 9/17/21 ZAR 9,419 USD 650 (3)
Barclays Bank 10/8/21 USD 1,611 INR 121,024 (41)
BNP Paribas 9/2/21 BRL 23,396 USD 4,433 91
BNP Paribas 9/2/21 BRL 11,193 USD 2,176 (12)
BNP Paribas 9/2/21 USD 4,549 BRL 23,396 25
BNP Paribas 9/2/21 USD 2,099 BRL 11,193 (65)
BNP Paribas 9/10/21 CLP 2,474,257 USD 3,191 5
BNP Paribas 9/10/21 USD 12,391 CLP 9,029,132 728
BNP Paribas 9/10/21 USD 205 MYR 848 1
BNP Paribas 9/10/21 USD 398 MYR 1,662 (1)
BNP Paribas 9/17/21 ZAR 5,386 USD 375 (5)
BNP Paribas 10/8/21 USD 9,967 CLP 7,311,724 532
BNP Paribas 10/15/21 MXN 9,265 USD 460 (1)
BNP Paribas 10/15/21 USD 17,556 CNH 113,144 94
BNP Paribas 10/22/21 CAD 806 USD 639 —
BNP Paribas 11/19/21 GBP 477 USD 656 —
BNP Paribas 11/19/21 USD 31,555 EUR 26,743 (72)
BNP Paribas 12/2/21 USD 3,993 BRL 21,376 (81)
BNP Paribas 12/10/21 USD 3,178 CLP 2,474,257 (5)
Canadian Imperial Bank
of Commerce 10/15/21 USD 700 CNH 4,557 (3)
Citibank 9/2/21 BRL 11,081 USD 2,154 (12)
Citibank 9/2/21 USD 2,055 BRL 11,081 (87)
Citibank 9/17/21 USD 1,894 CNH 12,290 (7)
Citibank 10/8/21 KRW 11,786,631 USD 10,427 (260)
Citibank 10/8/21 RUB 78,116 USD 1,056 5
Citibank 10/15/21 CZK 14,400 USD 670 (1)
Citibank 10/15/21 MXN 15,352 USD 766 (6)
Citibank 10/15/21 USD 2,155 CZK 46,620 (9)
Citibank 10/15/21 USD 3,001 MXN 60,175 24
Citibank 10/15/21 USD 9,318 RSD 928,025 (1)
Citibank 10/15/21 USD 14,055 ZAR 193,550 812
Citibank 10/20/21 USD 18,633 ILS 60,705 (298)
Citibank 10/22/21 AUD 6,106 USD 4,515 (47)
Citibank 10/22/21 CAD 686 USD 549 (6)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/22/21 JPY 343,122 USD 3,121 $ (1)
Citibank 10/22/21 USD 5,119 JPY 564,212 (11)
Citibank 11/12/21 PLN 5,675 USD 1,475 7
Citibank 11/12/21 USD 9,291 RSD 928,026 (27)
Citibank 11/19/21 USD 17,607 EUR 14,942 (63)
Credit Suisse 9/10/21 USD 1,429 CLP 1,063,387 56
Deutsche Bank 9/10/21 MYR 6,729 USD 1,602 17
Deutsche Bank 9/10/21 USD 297 MYR 1,259 (6)
Deutsche Bank 10/8/21 USD 9,495 KRW 10,925,842 71
Deutsche Bank 10/15/21 RSD 35,765 USD 357 2
Deutsche Bank 11/12/21 USD 1,567 CZK 33,938 (7)
Goldman Sachs 9/2/21 BRL 21,376 USD 4,013 120
Goldman Sachs 9/2/21 USD 4,156 BRL 21,376 23
Goldman Sachs 9/10/21 THB 1,498 USD 47 (1)
Goldman Sachs 9/10/21 USD 6,910 THB 215,860 213
Goldman Sachs 10/8/21 IDR 190,851,642 USD 13,051 328
Goldman Sachs 10/15/21 RSD 111,788 USD 1,124 (1)
Goldman Sachs 10/15/21 USD 17,531 CNH 113,144 69
Goldman Sachs 10/22/21 USD 25,666 AUD 35,122 (35)
Goldman Sachs 12/2/21 USD 3,957 BRL 21,376 (117)
HSBC Bank 9/10/21 MYR 1,100 USD 264 —
HSBC Bank 9/10/21 THB 71,304 USD 2,150 63
HSBC Bank 9/10/21 USD 1,736 THB 54,134 57
HSBC Bank 9/17/21 USD 70,467 CNH 452,577 463
HSBC Bank 9/17/21 USD 555 ZAR 7,979 7
HSBC Bank 10/8/21 IDR 12,252,161 USD 843 15
HSBC Bank 10/8/21 INR 56,390 USD 752 18
HSBC Bank 10/8/21 KRW 11,622,766 USD 10,242 (217)
HSBC Bank 10/8/21 USD 2,360 IDR 34,750,793 (76)
HSBC Bank 10/8/21 USD 1,961 INR 147,918 (58)
HSBC Bank 10/8/21 USD 7,453 KRW 8,584,590 48
HSBC Bank 10/8/21 USD 9,346 RUB 694,785 (89)
HSBC Bank 10/22/21 AUD 2,804 USD 2,055 (3)
HSBC Bank 10/22/21 USD 586 CAD 735 4
HSBC Bank 11/19/21 USD 6,626 GBP 4,792 36
JPMorgan Chase 9/10/21 MYR 10,561 USD 2,551 (10)
JPMorgan Chase 9/10/21 THB 2,684 USD 85 (2)
JPMorgan Chase 9/17/21 USD 2,526 CNH 16,401 (11)
JPMorgan Chase 9/17/21 USD 5,074 SGD 6,736 64
JPMorgan Chase 9/17/21 USD 941 ZAR 13,573 9
JPMorgan Chase 10/15/21 CZK 40,862 USD 1,898 (2)
JPMorgan Chase 10/15/21 USD 354 CNH 2,292 —

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/15/21 USD 11,930 CNH 77,600 $ (46)
JPMorgan Chase 10/20/21 USD 769 ILS 2,462 1
JPMorgan Chase 11/19/21 EUR 673 USD 790 5
JPMorgan Chase 11/19/21 GBP 523 USD 715 5
Morgan Stanley 9/10/21 CLP 2,533,878 USD 3,228 45
Morgan Stanley 9/10/21 THB 76,092 USD 2,293 68
Morgan Stanley 9/10/21 USD 3,645 CLP 2,708,444 147
Morgan Stanley 10/8/21 USD 5,393 CLP 3,896,666 365
Morgan Stanley 10/8/21 USD 2,997 IDR 43,938,559 (83)
Morgan Stanley 11/19/21 USD 47,140 EUR 39,915 (64)
Morgan Stanley 12/10/21 USD 3,215 CLP 2,533,878 (45)
RBC Dominion Securities 10/22/21 USD 868 CAD 1,085 8
RBC Dominion Securities 10/22/21 USD 608 JPY 66,577 2
Standard Chartered 9/10/21 MYR 12,607 USD 3,045 (13)
Standard Chartered 9/17/21 CNH 1,494 USD 230 1
Standard Chartered 10/8/21 INR 89,660 USD 1,201 22
State Street 10/15/21 MXN 293,965 USD 14,587 (41)
State Street 10/22/21 AUD 6,976 USD 5,141 (36)
State Street 10/22/21 CAD 20,421 USD 15,988 197
State Street 10/22/21 JPY 169,000 USD 1,538 (1)
UBS Investment Bank 9/2/21 BRL 22,498 USD 4,374 (24)
UBS Investment Bank 9/2/21 USD 4,190 BRL 22,498 (160)
UBS Investment Bank 9/10/21 THB 78,748 USD 2,355 88
UBS Investment Bank 9/10/21 USD 2,883 CLP 2,104,200 165
UBS Investment Bank 9/10/21 USD 5,658 THB 177,460 153
UBS Investment Bank 9/17/21 USD 14,138 ZAR 193,550 846
UBS Investment Bank 9/17/21 ZAR 13,268 USD 920 (9)
UBS Investment Bank 10/8/21 KRW 9,751,938 USD 8,632 (221)
UBS Investment Bank 10/8/21 RUB 697,692 USD 9,350 124
UBS Investment Bank 10/8/21 RUB 1,195,593 USD 16,416 (181)
UBS Investment Bank 10/8/21 USD 7,039 CLP 5,065,666 503
UBS Investment Bank 10/15/21 CZK 152,070 USD 7,092 (33)
UBS Investment Bank 10/15/21 USD 1,998 CZK 43,327 (14)
UBS Investment Bank 11/12/21 CZK 152,069 USD 7,104 (50)
UBS Investment Bank 11/12/21 PLN 2,854 USD 735 11
Net unrealized gain (loss) on open forward
currency exchange contracts $ 4,540

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 469 Euro BOBL contracts 9/21 74,742 $ 415
Short, 11 Euro BTP contracts 9/21 (1,991) (37)
Short, 56 Euro BUXL thirty year bond contracts 9/21 (14,052) (512)
Short, 106 Euro-Bund ten year contracts 9/21 (21,959) 69
Long, 118 Republic of South Korea ten year bond
contracts 9/21 13,029 214
Long, 182 Republic of South Korea three year bond
contracts 9/21 17,350 26
Long, 11 Government of Canada ten year bond
contracts 12/21 1,274 (6)
Short, 152 U.K. Gilt ten year contracts 12/21 (26,799) 190
Long, 43 U.S. Treasury Long Bond contracts 12/21 7,008 25
Long, 373 U.S. Treasury Notes five year contracts 12/21 46,147 29
Long, 14 U.S. Treasury Notes two year contracts 12/21 3,084 2
Short, 8 Ultra U.S. Treasury Bonds contracts 12/21 (1,578) (11)
Short, 61 Ultra U.S. Treasury Notes ten year contracts 12/21 (9,029) 6
Net payments (receipts) of variation margin to date (171)
Variation margin receivable (payable) on open futures contracts $ 239

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 5
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 102,213  ¤  ¤ $ 36,315
T. Rowe Price Short-Term Fund,
0.07% 65,865  ¤  ¤ 55,866
Total $ 92,181^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $92,181.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will

T. ROWE PRICE Global Multi-Sector Bond Fund

affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any

T. ROWE PRICE Global Multi-Sector Bond Fund

fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,779,114 $ — $ 1,779,114
Common Stocks — — 2 2
Convertible Preferred Stocks — 4,482 — 4,482
Short-Term Investments 36,315 2,473 — 38,788
Securities Lending Collateral 55,866 — — 55,866
Options Purchased — 133 — 133
Exchange-Traded Funds 85,460 — — 85,460
Total Securities 177,641 1,786,202 2 1,963,845
Swaps* — 9,853 — 9,853
Forward Currency Exchange
Contracts — 7,364 — 7,364
Futures Contracts* 976 — — 976
Total $ 178,617 $ 1,803,419 $ 2 $ 1,982,038
Liabilities
Options Written $ — $ 232 $ — $ 232
Swaps* — 2,927 — 2,927
Forward Currency Exchange
Contracts — 2,824 — 2,824
Futures Contracts* 566 — — 566
Total $ 566 $ 5,983 $ — $ 6,549
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds,
Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Global Multi-Sector Bond Fund

F175-054Q1 08/21
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.